Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 30, 2010
SIIT LARGE CAP FUND (Prospectus Summary): | SIIT LARGE CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Large Cap Fund
Supplement Text	ck0000939934_SupplementTextBlock

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund

Supplement dated July 8, 2011
to the Class A Shares Prospectus dated September 30, 2010

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-733 (07/11)

Investment Strategy, Heading	rr_StrategyHeading	The Prospectus is hereby amended and supplemented to reflect the following changes in the principal investment strategies of the Large Cap Fund.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The text under the heading "Principal Investment Strategies" in the Fund Summary for the Large Cap Fund is hereby deleted and replaced with the following:

Under normal circumstances, the Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $237 million and $369 billion as of December 31, 2010). The market capitalization range and the composition of the Russell 1000 Index are subject to change. These securities may include common stocks, preferred stocks, warrants, American depository receipts (ADRs) and exchange-traded funds (ETFs). The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies and strategies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser.

The sub-advisers may engage in short sales in an amount up to 20% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the sub-advisers sell securities short, they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

There are no other changes in the principal investment strategies of the Large Cap Fund.